CAPITAL STOCK (Details Narrative) - USD ($)													12 Months Ended
		Feb. 28, 2026	Feb. 17, 2026	Feb. 10, 2026	Jan. 23, 2026	Nov. 10, 2025	Aug. 22, 2025	Mar. 11, 2025	Oct. 07, 2024	Jul. 24, 2024	Jul. 10, 2024	Feb. 28, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 25, 2026	Dec. 14, 2025	Nov. 03, 2025	Apr. 14, 2022
Subsidiary, Sale of Stock [Line Items]
Capital units authorized																		50,000,000
Ordinary shares, shares authorized												1,000,000,000		1,000,000,000				500,000,000
Common stock, par value				$ 0.0008			$ 0.0008		$ 0.0008			$ 0.00005	$ 0.0008	$ 0.0008			$ 0.0008	$ 0.0001
Reverse share split					16-for-1							2-for-1
Capital units												$ 50,000
Shares issued for stock split		1,406,250	62,500,000	914,929				100,000,000		93,750
Authorized share capital												$ 1,125		$ 1,320	$ 4,000,000
Ordinary shares, shares issued												22,500,000		1,650,000
Ordinary per share										$ 4.00
[custom:OrdinarySharesDescription]				57,184		287,500 ordinary shares after giving effect of reverse stock split on February 17, 2026	143,750 ordinary shares after giving effect of reverse stock split on February 17, 2026	(6,250,000 ordinary shares after giving effect of reverse stock split on February 17, 2026 and the rounding adjustment on the share consolidation)		15,625 ordinary shares after giving effect of reverse stock split on February 17, 2026	(150,000 ordinary shares after giving effect of reverse stock split on February 17, 2026)
Share price				$ 0.15				$ 0.15		$ 4.00
Shareholding percentage						5.00%	5.00%		5.00%
Contract amount				$ 140,882		$ 2,618,320	$ 1,263,540	$ 15,000,000	$ 9,216,000					$ 9,216,000
Ordinary shares, shares outstanding														1,650,000
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, shares authorized													4,900,000,000		4,900,000	4,900,000,000
Common stock, par value					$ 0.0008								$ 0.0008		$ 0.0008
Authorized share capital	[1]												$ 6,711
Ordinary shares, shares issued													8,388,473
Ordinary shares, shares outstanding													8,388,473
Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, shares authorized													100,000,000		100,000,000	100,000,000
Common stock, par value					$ 0.0008								$ 0.0008		$ 0.0008
Authorized share capital	[2]
Ordinary shares, shares issued
Ordinary shares, shares outstanding
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Capital units authorized																5,000,000,000
Common stock, par value				$ 0.00005			$ 0.00005		$ 0.00005								$ 0.00005
Capital units																$ 40,000,000
Issuance of Ordinary shares relating to IPO, netting of underwriting discounts and commissions, shares						4,600,000	2,300,000		2,400,000	250,000				93,750
[custom:CommonStockParOrStatedValuePerShares-0]									$ 0.00005
Contract amount													$ 1,320	$ 120
Common Stock [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Contract amount	[3]												(1,320)
Common Stock [Member] | Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Contract amount	[3],[4]
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of Ordinary shares relating to IPO, netting of underwriting discounts and commissions, shares										1,500,000

[1]	The shares and per share data are presented on a retroactive basis to reflect the share consolidation (reverse share split) on February 17, 2026 (Note 16).
[2]	The shares and per share data are presented on a prospective basis to reflect the share reclassification on December 14, 2025 (Note 16).
[3]	The shares and per share data are presented on a prospective basis to reflect the share reclassification on December 14, 2025 (Note 16).
[4]	The shares and per share data are presented on a retroactive basis to reflect the share consolidation (reverse share split) on February 17, 2026 (Note 16).